UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2018 to July 31, 2018

Item 1:            Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (114.4%)
Air Transportation (0.4%)
$1,150	United Continental Holdings, Inc., Company Guaranteed Notes(1)	(BB, Ba3)	02/01/24	5.000	$1,129,875

Auto Parts & Equipment (0.9%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(2)	(B+, B1)	11/15/26	5.625	2,610,250

Brokerage (3.2%)
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 103.44)(2)	(B, B1)	04/15/22	6.875	1,417,738
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 103.75)(2)	(B, B1)	04/15/21	7.500	3,023,750
4,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(2)	(B+, B2)	09/15/25	5.750	4,327,625

					8,769,113

Building & Construction (0.9%)
400	Mason Finance Sub, Inc., Rule 144A, Secured Notes (Callable 08/15/20 @ 103.44)(2)	(B, B2)	08/15/23	6.875	400,000
2,271	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(2)	(BB-, B1)	05/01/26	5.625	2,231,258

					2,631,258

Building Materials (9.7%)
1,500	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(2)	(B+, B3)	05/15/26	5.875	1,501,875
1,150	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1),(2)	(B+, B3)	12/15/23	5.750	1,184,500
2,925	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(2)	(B+, B3)	11/01/25	4.875	2,739,408
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1),(2)	(B-, Caa1)	08/15/25	6.125	651,375
3,925	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/18 @ 104.13)(2)	(B+, B3)	08/15/21	8.250	4,101,625
900	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(2)	(BB, Ba1)	01/15/28	5.000	859,500
800	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(2)	(BB-, B1)	12/15/25	4.625	762,000
2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(2)	(BB-, B1)	12/15/27	4.875	2,334,375
3,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 08/16/18 @ 104.50)(2)	(B-, Caa1)	08/15/20	12.000	4,095,000
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 104.50)(2)	(CCC+, Caa1)	05/15/23	9.000	3,690,450
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	1,080,000
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 08/16/18 @ 103.06)	(BB, B3)	07/15/23	6.125	1,096,500
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	976,219
1,600	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(2)	(BB+, Ba1)	06/01/27	4.875	1,632,000

					26,704,827

Cable & Satellite TV (10.5%)
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(2)	(B+, B1)	05/15/26	7.500	2,245,030
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 104.97)(1),(2)	(B+, B1)	02/15/23	6.625	2,093,394
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(2)	(B, B1)	05/01/26	7.375	645,125
2,800	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1),(2)	(B, B1)	05/15/24	6.250	2,793,000
2,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 08/13/18 @ 104.03)(2)	(BB, Ba3)	07/15/23	5.375	2,224,750
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(2)	(BB-, Ba3)	02/15/25	6.875	4,000,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes(1)	(B-, B2)	06/01/24	5.250	1,268,975

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(2)	(BB-, Ba2)	02/01/28	5.375	$708,532
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, Ba2)	04/15/27	5.500	506,625
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(2)	(BB-, Ba2)	10/15/25	6.625	828,000
840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(2)	(B-, B2)	10/15/25	10.875	976,500
1,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 105.16)(2)	(B, B3)	08/15/23	6.875	1,850,625
1,370	Radiate Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(2)	(CCC+, NR)	02/15/23	6.875	1,332,325
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(2)	(BB-, Ba3)	03/01/28	5.500	1,835,000
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 08/03/18 @ 103.50)(2),(3)	(B, B2)	04/15/23	7.000	1,358,762
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(2),(3)	(BB-, Ba3)	04/15/27	5.000	1,289,530
3,250	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(2)	(BB-, B1)	01/15/27	5.500	3,103,750

					29,059,923

Chemicals (5.5%)
2,650	A Schulman, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 105.16)	(B, B3)	06/01/23	6.875	2,782,500
2,000	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(2),(4)	(CCC+, Caa1)	06/01/23	18.250	2,012,500
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1),(2)	(CCC+, Caa1)	02/01/25	6.250	2,063,250
1,550	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(2)	(NR, Ba3)	02/01/26	4.500	1,457,000
1,000	Nufarm Americas Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(2)	(BB-, B1)	04/30/26	5.750	961,250
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(2),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	9,779
2,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(2)	(BB-, B2)	09/01/25	5.375	1,980,000
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B-, B3)	04/15/26	6.500	1,243,750
2,000	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(2)	(BB-, B2)	07/15/25	5.750	1,860,000
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(2)	(BB+, Ba3)	09/30/24	5.500	689,344

					15,059,373

Consumer/Commercial/Lease Financing (1.9%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/02/18 @ 101.81)(2)	(CCC+, Caa2)	08/01/22	7.250	4,581,585
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 08/13/18 @ 103.69)(2)	(BB+, B1)	04/15/21	7.375	803,249

					5,384,834

Diversified Capital Goods (2.2%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,124,313
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(2)	(B-, B3)	05/01/26	8.000	3,626,000
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(2)	(BB+, Ba2)	04/30/23	5.000	364,050

					6,114,363

Electronics (1.7%)
2,125	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(2)	(BB-, Ba3)	02/10/26	4.625	2,024,062
325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(2)	(BBB-, Ba1)	06/01/23	4.625	329,469

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics
$2,250	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(2)	(BB+, Ba3)	10/01/25	5.000	$2,261,250

					4,614,781

Energy - Exploration & Production (1.8%)
1,981	Talos Production Finance, Inc., Rule 144A, Secured Notes (Callable 05/10/19 @ 105.50)(2)	(NR, NR)	04/03/22	11.000	2,079,794
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	2,985,000

					5,064,794

Food - Wholesale (1.6%)
2,100	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(2)	(B+, B3)	05/01/25	6.875	2,021,250
1,000	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(2)	(BB, Ba3)	11/01/26	4.875	986,250
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(2)	(BB, B2)	06/15/24	5.875	1,550,000

					4,557,500

Gaming (2.6%)
825	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 103.00)(2)	(B, B3)	08/15/26	6.000	833,250
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(2)	(B+, B2)	01/15/28	4.750	2,356,250
1,500	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(2)	(CCC+, Caa1)	03/01/24	8.250	1,593,750
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(2)	(B, B2)	02/01/24	7.875	2,304,500

					7,087,750

Gas Distribution (3.3%)
800	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(2)	(BB-, B3)	03/15/26	6.500	786,000
2,469	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,641,830
1,250	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	1,178,125
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	2,578,125
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(2)	(BB, B2)	08/01/24	6.000	2,057,580

					9,241,660

Health Facilities (1.9%)
2,200	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	2,238,500
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	506,250
2,625	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	2,523,526

					5,268,276

Health Services (1.9%)
2,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(2)	(B+, Ba2)	10/01/24	5.125	2,450,000
1,115	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	1,087,125
1,700	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 104.88)(2)	(CCC+, Caa1)	05/15/23	6.500	1,729,750

					5,266,875

Hotels (1.1%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(2)	(BB-, B1)	05/01/25	5.250	2,917,800

Insurance Brokerage (3.3%)
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(2)	(CCC+, Caa2)	11/15/25	7.000	3,203,475

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage
$2,500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(2)	(CCC+, Caa2)	05/01/26	7.000	$2,515,625
3,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(2)	(CCC+, Caa2)	07/15/25	6.875	3,299,062

					9,018,162

Investments & Misc. Financial Services (1.2%)
3,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(2)	(B-, B1)	06/15/22	6.750	3,222,656

Machinery (0.9%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(2)	(BB-, B2)	01/15/26	5.000	955,000
1,575	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(2)	(BB, B2)	02/01/25	5.625	1,565,156

					2,520,156

Media - Diversified (0.4%)
500	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	510,000
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	699,375

					1,209,375

Media Content (2.3%)
2,625	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(2)	(B, B3)	06/15/24	7.625	2,831,719
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, Ba3)	03/01/24	5.750	564,438
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, Ba3)	02/15/25	5.875	770,775
800	Netflix, Inc., Rule 144A, Senior Unsecured Notes(2)	(B+, Ba3)	11/15/28	5.875	806,000
517	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(2)	(BB-, B1)	05/15/25	5.125	487,758
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(2)	(B+, Ba3)	11/01/24	4.875	982,500

					6,443,190

Medical Products (0.6%)
1,550	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 102.00)(2),(4)	(CCC+, Caa2)	11/01/21	17.000	1,571,003

Metals & Mining - Excluding Steel (4.4%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(2)	(BB-, Ba3)	01/15/24	4.875	2,156,000
2,950	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 101.53)(2)	(B, B2)	12/15/20	6.125	2,891,000
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(2)	(B, NR)	03/01/26	6.875	1,221,875
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,050,000
4,525	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 09/10/18 @ 100.00)(5),(6),(8)	(NR, NR)	06/01/19	11.000	—
3,750	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(2)	(B, B3)	06/15/22	8.750	3,815,625

					12,134,500

Oil Field Equipment & Services (5.1%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	3,324,872
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(2)	(B-, B3)	04/01/22	9.875	2,070,000
397	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 08/30/18 @ 100.00)(4)	(NR, NR)	02/04/20	8.400	142,958
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.38)(1)	(B-, Caa2)	07/15/22	6.750	1,681,000
1,105	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	1,027,650
3,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(2)	(B-, B2)	02/15/25	8.250	3,583,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$1,564	Sidewinder Drilling, Inc., Secured Notes (Callable 08/15/18 @ 100.00)(6),(7),(8)	(NR, NR)	02/15/20	12.000	$1,295,662
250	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(1)	(B, Caa2)	10/15/22	5.800	247,187
850	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(2)	(BB-, B3)	02/15/25	6.625	826,625

					14,199,079

Oil Refining & Marketing (1.9%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 103.13)(2)	(B+, B3)	08/15/22	6.250	1,012,500
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	4,212,750

					5,225,250

Packaging (3.4%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(2)	(B, B3)	02/15/25	6.000	978,750
1,500	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(2)	(B+, Ba3)	02/01/26	4.750	1,413,750
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(2)	(CCC+, Caa1)	01/15/25	6.875	2,443,750
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 08/10/18 @ 103.88)(2),(9)	(B-, Caa1)	02/15/23	7.750	1,281,430
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(2)	(BB-, Ba3)	10/15/25	4.875	3,261,875

					9,379,555

Personal & Household Products (1.2%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(2)	(CC, Caa3)	03/15/25	8.875	930,000
1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1),(2)	(BB-, B1)	12/31/25	6.750	1,769,617
550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1),(2)	(B-, Caa1)	03/01/24	6.375	552,063

					3,251,680

Pharmaceuticals (3.7%)
2,850	Bausch Health Cos, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(2)	(BB-, Ba3)	03/15/24	7.000	3,032,400
3,050	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 102.94)(2)	(B-, Caa1)	05/15/23	5.875	2,940,962
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 08/31/18 @ 104.50)(2)	(CCC+, B3)	07/15/23	6.000	427,500
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(2)	(BB-, Ba2)	10/15/24	5.875	1,336,905
2,725	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 09/15/24 @ 100.00)(1)	(BB, B1)	12/15/24	4.375	2,370,750

					10,108,517

Real Estate Investment Trusts (3.5%)
1,400	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,407,000
2,840	iStar, Inc., Senior Unsecured Notes (Callable 08/31/18 @ 100.00)	(BB-, B1)	07/01/19	5.000	2,846,035
1,500	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	1,466,250
1,825	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 08/28/18 @ 100.00)(2)	(NR, NR)	11/01/23	8.125	1,991,531
1,800	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	1,827,000

					9,537,816

Recreation & Travel (3.4%)
1,950	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1),(2)	(B, B2)	05/01/25	7.250	2,047,500
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,965,000
1,300	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(2)	(BB, Ba2)	06/15/26	5.750	1,329,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(2)	(BB-, B2)	04/15/27	5.500	$588,750
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(2)	(BB-, B2)	07/31/24	4.875	2,104,312
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	1,303,500

					9,338,312

Restaurants (1.8%)
2,400	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(2)	(CCC+, B3)	10/15/24	6.750	2,400,000
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(2)	(B-, B3)	10/15/25	5.000	2,650,313

					5,050,313

Software - Services (4.3%)
2,250	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	2,213,438
1,529	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 8.250%(2),(10)	(CCC, NR)	06/30/23	10.590	1,551,018
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(2)	(B, B1)	01/15/24	5.750	1,873,271
1,450	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/18 @ 101.78)(2),(4)	(CCC, Caa2)	05/01/21	15.000	1,469,938
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 08/15/18 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	2,146,738
2,250	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(2)	(CCC+, Caa1)	03/01/24	10.500	2,499,204

					11,753,607

Specialty Retail (1.8%)
3,920	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	4,004,848
1,000	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(2)	(B, B1)	05/01/25	7.500	997,500

					5,002,348

Steel Producers/Products (1.3%)
1,000	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 04/15/21 @ 102.88)(2)	(BB+, Ba3)	04/15/26	5.750	967,500
450	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	419,625
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(2)	(B, B3)	06/15/23	9.875	2,190,000

					3,577,125

Support - Services (7.0%)
3,250	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(2)	(B, B3)	12/15/21	9.500	3,445,000
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	44,922
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(2)	(BB-, B1)	04/01/25	5.125	2,579,061
3,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2)	09/01/25	5.625	2,970,000
1,450	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(2)	(B, B3)	06/01/25	5.125	1,410,125
2,750	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(2)	(BB-, Ba3)	12/15/25	4.875	2,645,822
1,550	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(2)	(CCC+, Caa1)	06/01/25	6.750	1,502,260
1,900	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	1,779,502
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB, Ba3)	05/15/27	5.500	993,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$1,950	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(2)	(B+, Caa1)	05/01/25	7.875	$1,906,125

					19,276,217

Tech Hardware & Equipment (2.5%)
3,091	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	3,074,568
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(2)	(BB-, Ba3)	03/15/27	5.000	1,686,563
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(2)	(BB-, Ba3)	06/15/25	6.000	2,018,250

					6,779,381

Telecom - Satellite (1.5%)
3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	3,228,750
1,000	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	958,750

					4,187,500

Telecom - Wireless (0.9%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(2)	(NR, Baa2)	03/20/28	5.152	995,000
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	1,471,750

					2,466,750

Telecom - Wireline Integrated & Services (3.5%)
725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	732,250
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1),(2)	(CCC+, Caa1)	12/31/24	7.875	3,980,000
1,500	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(2)	(BB, B1)	11/15/25	4.750	1,428,750
326	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	322,944
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 104.50)	(B, B3)	04/01/23	6.000	1,031,250
2,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(2)	(B, B3)	01/15/27	5.750	2,158,687

					9,653,881

Theaters & Entertainment (2.3%)
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(1)	(B+, B3)	05/15/27	6.125	585,000
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(1)	(B+, B3)	11/15/26	5.875	835,762
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 08/31/18 @ 104.50)(2)	(BB, Ba2)	06/15/23	6.000	1,504,500
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 08/31/18 @ 102.44)	(BB, B2)	06/01/23	4.875	990,300
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(2)	(B+, B1)	03/15/26	5.625	400,000
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(2)	(B+, B1)	11/01/24	4.875	2,175,250

					6,490,812

Transport Infrastructure/Services (1.1%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/31/18 @ 108.44)(2)	(B, Caa2)	08/15/22	11.250	3,012,188

TOTAL CORPORATE BONDS (Cost $317,330,575)					315,892,625

BANK LOANS (22.3%)
Aerospace & Defense (0.7%)
1,931	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(8),(10)	(B-, B3)	11/28/21	7.067	1,934,471

Auto Parts & Equipment (0.3%)
733	Dayco Products LLC, LIBOR 3M + 4.250%(8),(10)	(B, B2)	05/19/23	6.557	734,431

Beverages (0.6%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC-, Caa1)	12/31/21	9.577	1,510,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (1.2%)
$2,000	Airxcel, Inc., LIBOR 1M + 8.750%(8),(10)	(CCC+, Caa2)	04/27/26	10.827	$1,945,000
1,384	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(10)	(CCC+, Caa2)	03/30/26	11.084	1,347,440

					3,292,440

Chemicals (3.7%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(10)	(NR, Caa1)	07/11/25	10.583	990,000
2,097	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(B+, B2)	08/12/22	7.584	2,111,090
1,000	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	10.077	1,001,250
3,163	Preferred Proppants LLC, LIBOR 3M + 7.750%(7),(10)	(CCC, Caa2)	07/27/20	10.084	2,961,041
995	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	6.077	988,850
2,000	Vantage Specialty Chemicals, Inc., LIBOR 2M + 8.250%(10)	(CCC, Caa2)	10/27/25	10.592	2,016,670

					10,068,901

Diversified Capital Goods (1.0%)
750	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, Ba3)	11/30/23	6.100	746,404
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(8),(10)	(B-, Caa1)	01/30/23	10.834	2,034,775

					2,781,179

Electronics (0.7%)
1,000	CPI International, Inc., LIBOR 1M + 7.250%(8),(10)	(CCC+, Caa2)	07/26/25	9.327	1,006,250
990	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.084	989,619

					1,995,869

Energy - Exploration & Production (0.7%)
2,000	W&T Offshore, Inc.(7),(11)	(B-, Caa2)	05/15/20	9.000	2,031,670

Gas Distribution (0.8%)
2,110	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B1)	10/31/24	5.842	2,121,141

Health Facilities (0.5%)
249	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(10)	(B, B1)	02/22/24	7.625	250,779
1,161	Western Dental Services, Inc., LIBOR 1M + 4.500%(8),(10)	(B-, B3)	06/23/23	6.577	1,166,729

					1,417,508

Insurance Brokerage (0.7%)
1,975	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.592	1,982,482

Investments & Misc. Financial Services (0.4%)
236	Ditech Holding Corp., LIBOR 1M + 6.000%(10)	(CCC+, Caa2)	06/30/22	8.077	225,207
930	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	7.079	934,768

					1,159,975

Machinery (1.9%)
2,725	CPM Acquisition Corp., LIBOR 1M + 8.250%(10)	(B-, Caa1)	04/10/23	10.327	2,779,571
2,475	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(8),(10)	(B-, Caa2)	09/30/24	11.077	2,499,750

					5,279,321

Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	1,178,621

Medical Products (0.4%)
1,193	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(10)	(B-, B2)	06/15/23	7.079	1,208,197

Oil Refining & Marketing (1.0%)
2,886	Philadelphia Energy Solutions LLC, Prime + 4.000%(5),(10)	(NR, NR)	04/04/19	9.000	2,713,182

Personal & Household Products (2.4%)
1,990	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(8),(10)	(CCC+, Caa1)	09/29/25	9.827	1,992,488
495	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	6.827	476,272
2,450	Comfort Holding LLC, LIBOR 1M + 10.000%(10)	(CCC-, Caa3)	02/03/25	12.077	2,326,471
2,000	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/08/24	10.097	1,378,330
45	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.080	45,575
451	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	6.084	452,304

					6,671,440

Software - Services (2.5%)
1,309	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.557	1,266,545
1,250	Eze Castle Software, Inc., LIBOR 1M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.577	1,254,688

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$1,704	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.330	$1,711,681
722	LDiscovery LLC, LIBOR 2M + 5.875%(7),(8),(10)	(B, B3)	12/09/22	8.053	671,344
2,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(8),(10)	(CCC+, Caa2)	02/16/25	10.584	2,005,000

					6,909,258

Specialty Retail (1.1%)
2,000	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC+, Caa1)	10/03/25	9.863	2,005,000
1,000	Sally Holdings LLC(10)	(BB+, Ba1)	07/05/24	4.500	953,330

					2,958,330

Support - Services (0.4%)
3,049	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(7),(10)	(CC, Caa3)	11/14/19	13.500	1,052,008

Theaters & Entertainment (0.9%)
2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(8),(10)	(B-, B2)	07/03/26	6.580	2,158,451
316	NEG Holdings LLC, LIBOR 3M + 8.000%(6),(7),(8),(10)	(NR, NR)	10/17/22	10.334	297,245

					2,455,696

TOTAL BANK LOANS (Cost $62,678,932)					61,456,120

Number of Shares

COMMON STOCKS (2.4%)
Auto Parts & Equipment (0.7%)
109,693	UCI International, Inc.(6),(7),(8),(12)				2,029,321

Building & Construction (0.0%)
10	White Forest Resources, Inc.(6),(7),(8),(12)				47

Building Materials (0.0%)
619	Dayton Superior Corp.(6),(7),(8),(12)				—

Chemicals (0.1%)
4,893	Huntsman Corp.(7)				164,062

Energy - Exploration & Production (1.0%)
71,901	Talos Energy, Inc.(12)				2,670,403

Oil Field Equipment & Services (0.4%)
26	Sidewinder Drilling, Inc., Series A(6),(7),(8),(12)				1,186,545

Support - Services (0.2%)
2,100	LTR Holdings LLC(6),(7),(8),(12)				549,570
865	Sprint Industrial Holdings LLC, Class G(6),(8),(12)				8
78	Sprint Industrial Holdings LLC, Class H(6),(8),(12)				1
192	Sprint Industrial Holdings LLC, Class I(6),(8),(12)				2

					549,581

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(12)				40

TOTAL COMMON STOCKS (Cost $7,091,176)					6,599,999

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(6),(7),(8),(12) (Cost $250,835)				—

SHORT-TERM INVESTMENTS (9.6%)
18,485,110	State Street Navigator Securities Lending Government Money Market Portfolio,1.95%(13)				18,485,110

Par (000)
$8,140	State Street Bank and Trust Co. Euro Time Deposit		08/01/18	0.350	8,140,088

TOTAL SHORT-TERM INVESTMENTS (Cost $26,625,198)					26,625,198

Value

TOTAL INVESTMENTS AT VALUE (148.7%) (Cost $413,976,716)	$410,573,942

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.7%)	(134,460,308)

NET ASSETS (100.0%)	$276,113,634

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security or portion thereof is out on loan.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to a value of $232,179,763 or 84.1% of net assets.

(3)	This security is denominated in British Pound.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Bond is currently in default.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Illiquid security (unaudited).
(8)	Security is valued using significant unobservable inputs.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2018.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2018.

(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	2,624,000	USD	3,199,879	10/12/18	Morgan Stanley	$3,199,879	$3,086,528	$(113,351)
GBP	3,450,000	USD	4,682,325	10/12/18	Morgan Stanley	4,682,325	4,539,211	(143,114)
USD	8,252,579	EUR	6,835,000	10/12/18	Morgan Stanley	(8,252,579)	(8,039,794)	212,785
USD	7,478,375	GBP	5,586,400	10/12/18	Morgan Stanley	(7,478,375)	(7,350,101)	128,274

								$84,594

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$314,587,184	$1,305,441	(1)	$315,892,625	(1)
Bank Loans	—	39,495,186	21,960,934		61,456,120
Common Stocks	2,834,465	—	3,765,534	(1)	6,599,999	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-Term Investments	—	26,625,198	—		26,625,198

	$2,834,465	$380,707,568	$27,031,909	(1)	$410,573,942	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$341,059	$—		$341,059

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$256,465	$—		$256,465

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of October 31, 2017	$2,852,603	$13,055,574	$3,243,069	(1)	$0	(1)	$19,151,246 (1)
Accrued discounts (premiums)	37,934	61,664	—		—		99,598
Purchases	898,781	8,292,661	—		—		9,191,442
Sales	(746,482)	(3,509,463)	—		—		(4,255,945)
Realized gain (loss)	792	23,416	—		—		24,208
Change in unrealized appreciation (depreciation)	(187,169)	(415,772)	522,465		—		(80,476)
Transfers into Level 3	—	12,304,557	—		—		12,304,557
Transfers out of Level 3	(1,551,018)	(7,851,703)	—		—		(9,402,721)

Balance as of July 31, 2018	$1,305,441 (1)	$21,960,934	$3,765,534	(1)	$0	(1)	$27,031,909 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2018	$(205,619)	$(331,783)	$522,465		$—		$(14,937)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 7/31/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$9,779	Income Approach	Expected Remaining Distribution	$0.00 – $0.04 ($0.00)
	$1,295,662	Market Approach	Comparable Bond Price	NA
Bank Loans	$297,245	Market Approach	Comparable Bond Price	NA
	$21,663,689	Vendor Pricing	Single Broker Quote	$0.76 – $1.01 ($0.98)
Common Stocks	$87	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00 – $4.71 ($0.13)
	$2,578,890	Vendor Pricing	Single Broker Quote	$18.50 – $261.70 ($23.07)
	$1,186,557	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $46,347.62 ($1,021.93)
Preferred Stock	$0.00	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2, but there was $12,304,557 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $9,402,721 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 25, 2018

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer and Treasurer

Date:   September 25, 2018